CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs USD ($)	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2010 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2009 Leased-and-operated hotel costs - Personnel costs CNY	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels USD ($)	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2010 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2009 Personnel costs of Franchised-and-managed hotels CNY	Dec. 31, 2011 Selling and Marketing Expense USD ($)	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2009 Selling and Marketing Expense CNY	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2010 General and Administrative Expense CNY	Dec. 31, 2009 General and Administrative Expense CNY
Revenues:
Leased-and-operated hotels	$ 565,586,000	3,559,740,000	2,910,458,000	2,453,105,000
Franchised-and-managed hotels	63,551,000	399,986,000	256,799,000	147,535,000
Total revenues	629,137,000	3,959,726,000	3,167,257,000	2,600,640,000
Less: Business tax and related surcharges	(39,606,000)	(249,274,000)	(191,232,000)	(158,975,000)
Net revenues	589,531,000	3,710,452,000	2,976,025,000	2,441,665,000
Leased-and-operated hotel costs -
Rents and utilities	(195,850,000)	(1,232,662,000)	(875,510,000)	(797,944,000)
Personnel costs	(104,411,000)	(657,155,000)	(506,406,000)	(461,949,000)
Depreciation and amortization	(63,381,000)	(398,914,000)	(308,888,000)	(281,543,000)
Consumables, food and beverage	(41,011,000)	(258,120,000)	(173,256,000)	(172,467,000)
Others	(65,749,000)	(413,815,000)	(310,705,000)	(275,186,000)
Total leased-and-operated hotel costs	(470,402,000)	(2,960,666,000)	(2,174,765,000)	(1,989,089,000)
Personnel costs of franchised-and-managed hotels	(11,441,000)	(72,009,000)	(44,128,000)	(24,874,000)
Sales and marketing expenses	(7,063,000)	(44,451,000)	(33,257,000)	(30,462,000)
General and administrative expenses	(53,367,000)	(335,888,000)	(193,482,000)	(155,606,000)
Total operating costs and expenses	(542,273,000)	(3,413,014,000)	(2,445,632,000)	(2,200,031,000)
Income from operations	47,258,000	297,438,000	530,393,000	241,634,000
Interest income	5,084,000	31,996,000	9,454,000	6,686,000
Interest expense	(7,447,000)	(46,868,000)	(2,024,000)	(10,983,000)
Issuance costs for convertible notes	0	0	(42,559,000)	0
(Loss)/gain on change in fair value of convertible notes	31,546,000	198,547,000	(9,040,000)	0
Gain on buy-back of convertible bonds	242,000	1,521,000	2,480,000	69,327,000
Non-operating income	5,705,000	35,899,000	22,223,000	16,248,000
Non-operating expenses	(1,162,000)	(7,315,000)	0	0
Foreign exchange (loss)/gain, net	2,518,000	15,849,000	(4,350,000)	(286,000)
Income before income tax expenses and noncontrolling interests	83,744,000	527,067,000	506,577,000	322,626,000
Income tax expenses	(26,922,000)	(169,442,000)	(139,969,000)	(62,166,000)
Net income	56,822,000	357,625,000	366,608,000	260,460,000
Less: Net income attributable to noncontrolling interests	(968,000)	(6,094,000)	(7,109,000)	(4,457,000)
Net income attributable to Home Inns' shareholders	55,854,000	351,531,000	359,499,000	256,003,000
Earnings per share
- Basic	$ 0.66	4.17	4.45	3.37
- Diluted	$ 0.20	1.26	4.23	2.34
Weighted average ordinary shares outstanding
- Basic	84,221,665	84,221,665	80,846,617	75,922,589
- Diluted	94,299,393	94,299,393	84,747,102	80,895,112
Share-based compensation expense					$ 522,000	3,283,000	0	0	$ 535,000	3,369,000	0	0	$ 104,000	656,000	0	0	$ 10,999,000	69,227,000	53,272,000	32,009,000